Related party transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maya [Member]
Related Party Transaction [Line Items]
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:	$ 6,202	$ 9,370	$ 8,010
Purchase of data connectivity service	4	26	47
Beijing Huaxianglianxin Technology Company [Member]
Related Party Transaction [Line Items]
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:	334	984
Purchase of data connectivity service	$ 6	$ 87